2. RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions Tables
Schedule of related party transactions
	2016	2015
Convertible Promissory NoteStockholder Advances	$100,000	$0
Stockholder Advances	122,700	0 0167,500
Advances from Affiliate	0	2,000
	$222,700	$169,500